Document and Entity Information	Aug. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2021
Entity Registrant Name	ALX ONCOLOGY HOLDINGS INC
Entity Central Index Key	0001810182
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-39386
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-0642577
Entity Address, Address Line One	866 Malcolm Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Burlingame
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94010
City Area Code	650
Local Phone Number	466-7125
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ALXO
Security Exchange Name	NASDAQ